PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Feb. 28, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 68,991	$ 70,898	$ 202,975	$ 210,060	$ 233,626	$ 267,854